CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income	$ 65,960	$ 25,004	$ 8,104
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	6,365	32,792	264
Inventory write-down	1,052	527	395
Depreciation and amortization expense	3,035	1,329	697
Deferred tax expense/ (benefit)	1,064	(762)	(280)
Foreign exchange (gain)/ loss	(30)	58	8
Disposal of property, equipment and software	613	69
Changes in operating assets and liabilities:
Accounts receivable, net	(1,605)	(1,197)	1,881
Amount due from related parties		1,383	(1,333)
Inventories	(69,935)	(17,706)	(15,052)
Advance to suppliers	13,445	(18,659)	(3,269)
Prepayments and other assets	(24,525)	108	(8,239)
Accounts payable	56,790	48,004	37,459
Amount due to related parties	(278)	160
Advance from customers	6,559	(1,285)	2,702
Tax payable	(2,536)	11,897	930
Accrued expenses and other current liabilities	12,737	3,084	3,093
Net cash provided by operating activities	68,711	84,806	27,360
Cash flows used in investing activities:
Purchases of short-term investments	(599,382)	(4,975)	(3,960)
Maturity of short-term investments	191,256	4,975
Issuances of loans to suppliers	(3,222)
Repayment of loans from suppliers	689
Purchases of property, equipment and software	(6,533)	(4,643)	(2,124)
Business acquisition payment, net of cash acquired	(1,016)		(517)
Net cash used in investing activities	(418,208)	(4,643)	(6,601)
Cash flows from financing activities:
Issuance of ordinary shares upon IPO	401,702
Repurchase of vested options		(833)
Proceeds from exercises of share options	465
Proceeds from short-term bank loans	1,611
Net cash provided by/(used in) financing activities	403,778	(833)
Effect of exchange rate changes on cash and cash equivalents	(276)	2,108	88
Net increase in cash and cash equivalents	54,005	81,438	20,847
Cash and cash equivalents at the beginning of the period	111,402	29,964	9,117
Cash and cash equivalents at the end of the period	165,407	111,402	29,964
Supplemental disclosures of cash flow information:
Cash paid for income taxes	20,846	6,993	1,466
Non-cash supplemental investing and financing activities:
Conversion of Series A-1 Redeemable Preferred Shares into ordinary shares	28
Conversion of Redeemable Preferred Shares upon IPO	$ 17,912